Equity-based participation plans for employees (Tables)	12 Months Ended
Dec. 31, 2025
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2025	2024	2023

Expense related to equity-based participation plans	1 330	1 307	1 142

Of which

Equity settled [1]	1 096	1 044	865

Cash settled	234	263	277

Accrued share-based payments	253	262	322

[1] Includes voluntary payroll deductions on Novartis Employee Share Purchase Plan of USD 140 million (2024: USD 112 million, 2023: USD 71 million).

Schedule of unvested restricted stock units roll forward
	2025		2024

	Number of shares in millions	Weighted average fair value at grant date in USD	Number of shares in millions	Weighted average fair value at grant date in USD

Annual Incentive

– RSU	0.1	88.6	0.2	96.7

– Restricted shares			0.1	107.8

Share savings plans

– RSU	0.4	88.5	0.5	96.8

– Shares	1.3	99.7	1.3	107.8

Novartis Employee Share Purchase Plan [1]	1.2	116.7	1.0	104.9

Select North America (RSU)	3.7	92.4	3.4	100.1

Select outside North America

– RSU	1.4	92.3	1.4	100.2

– Restricted shares	0.7	99.8	0.6	107.8

Long-Term Performance Plan (PSU)	1.6	86.2	1.1	98.6

Other share awards

– RSU	0.5	100.2	0.4	96.8

– Restricted shares	0.1	111.3

[1] The Novartis Employee Share Purchase Plan (ESPP) enables employees to voluntarily purchase Novartis AG shares through payroll deductions at a 15% discount to the fair value of the Novartis AG share price at the respective ESPP grant dates. The weighted average fair value at grant date in USD in the table shows the weighted average Novartis AG share price at the respective ESPP grant dates during the year.